Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Credit Facilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, cancelled capacity		$ 200
Notional amount	$ 3,234		$ 3,664
Borrowings	3,267		3,707
Cash and cash equivalents	89		314	$ 305	$ 54
Restricted cash (Note 22)	0		30
Restricted cash (Note 22)	66		0
Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	1,250
Committed Bilateral Credit Facilities Expiring In 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	240
Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	500
Credit Facility Cancelled In 2017 [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	350
Credit facilities | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	2,000		2,000
Undrawn borrowing capacity under line of credit	900		1,400
Actual drawings on borrowings	339		27
Long-term Line Of Credit	1,100		627
Letter of credit | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Long-term Line Of Credit	720		677
Corporation and TransAlta Renewables | Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	1,750		1,500
Line of credit facility, increase (decrease)	250
TransAlta Renewables | Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	500		500
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	35		0
Restricted cash (Note 22)	$ 27		$ 0